Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Redeemable Common Stock
Weighted average share outstanding - diluted	4,509,403	8,625,000	6,567,202	7,171,703	7,538,014
Net income (loss) per share – diluted	$ 0.05	$ 0.01	$ 0.07	$ (0.06)	$ (0.02)
Non-Redeemable Common Stock
Weighted average share outstanding - diluted	3,006,250	3,006,250	3,006,250	2,969,075	2,978,445	2,500,000
Net income (loss) per share – diluted	$ (0.08)	$ (0.04)	$ (0.30)	$ (0.13)	$ (0.19)	$ (0.01)